Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Interest Income and Expense by basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement. Please refer to Note 2 for the type of instruments measured at amortized cost and FVOCI under IFRS 9 and IAS 39.

(millions of Canadian dollars)		For the year ended
	October 31, 2018[1]		October 31, 2017
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$26,051	$9,286	$22,596	$6,204
Measured at FVOCI	4,588	–	3,426	–
	30,639	9,286	26,022	6,204
Not measured at amortized cost or FVOCI[2]	5,783	4,897	3,810	2,781
Total	$36,422	$14,183	$29,832	$8,985

[1]	Amounts for the year ended October 31, 2018 are prepared in accordance with IFRS 9. Prior period comparatives are based on IAS 39. Refer to Note 2 for further details.
[2]

Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at fair value through profit or loss and equities designated at fair value through other comprehensive income.